BETTER 10Q - RISKS AND UNCERTAINTIES - Loan Repurchase Reserve Activity (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loan Repurchase Reserve [Roll Forward]
Loan repurchase reserve at beginning of period	$ 26,745	$ 17,540	$ 17,540	$ 7,438
(Recovery) Provision	(688)	12,709	33,518	13,780
Charge-offs	(4,225)	(9,180)	(24,313)	(3,678)
Loan repurchase reserve at end of period	$ 21,832	$ 21,069	$ 26,745	$ 17,540